Employee Benefit Plans - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Employer matching contribution, percent of match	100.00%
Employer matching contribution, percent of employees' pay	4.00%
Defined contribution plan, cost	$ 1.5	$ 1.1	$ 0.8
Severance pay rate	8330.00%
Severance costs	$ 4.2	$ 4.5	$ 3.8